Fair values of financial instruments carried at fair value	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Fair values of financial instruments carried at fair value

12	Fair values of financial instruments carried at fair value
Control framework
Fair values are subject to a control framework designed to ensure that they are either determined or validated by a function independent of the risk taker.
Where fair values are determined by reference to externally quoted prices or observable pricing inputs to models, independent price determination or validation is used. For inactive markets, HSBC sources alternative market information, with greater weight given to information that is considered to be more relevant and reliable. Examples of the factors considered are price observability, instrument comparability, consistency of data sources, underlying data accuracy and timing of prices.
For fair values determined using valuation models, the control framework includes development or validation by independent support functions of the model logic, inputs, model outputs and adjustments. Valuation models are subject to a process of due diligence before becoming operational and are calibrated against external market data on an ongoing basis.
Changes in fair value are generally subject to a profit and loss analysis process and are disaggregated into high-level categories including portfolio changes, market movements and other fair value adjustments.
The majority of financial instruments measured at fair value are in GBM. GBM’s fair value governance structure comprises its Finance function, Valuation Committees and a Valuation Committee Review Group. Finance is responsible for establishing procedures governing valuation and ensuring fair values are in compliance with accounting standards. The fair values are reviewed by the Valuation Committees, which consist of independent support functions. These committees are overseen by the Valuation Committee Review Group, which considers all material subjective valuations.
Financial liabilities measured at fair value
In certain circumstances, HSBC records its own debt in issue at fair value, based on quoted prices in an active market for the specific instrument. When quoted market prices are unavailable, the own debt in issue is valued using valuation techniques, the inputs for which are either based on quoted prices in an inactive market for the instrument or are estimated by comparison with quoted prices in an active market for similar instruments. In both cases, the fair value includes the effect of applying the credit spread that is appropriate to HSBC’s liabilities. The change in fair value of issued debt securities attributable to the Group’s own credit spread is computed as follows: for each security at each reporting date, an externally verifiable price is obtained or a price is derived using credit spreads for similar securities for the same issuer. Then, using discounted cash flow, each security is valued using a Libor-based discount curve. The difference in the valuations is attributable to the Group’s own credit spread. This methodology is applied consistently across all securities.
Structured notes issued and certain other hybrid instruments are included within trading liabilities and are measured at fair value. The credit spread applied to these instruments is derived from the spreads at which HSBC issues structured notes.
Gains and losses arising from changes in the credit spread of liabilities issued by HSBC, recorded in other comprehensive income, reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount.
Fair value hierarchy
Fair values of financial assets and liabilities are determined according to the following hierarchy:
•Level 1 – valuation technique using quoted market price. These are financial instruments with quoted prices for identical instruments in active markets that HSBC can access at the measurement date.
•Level 2 – valuation technique using observable inputs. These are financial instruments with quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in inactive markets and financial instruments valued using models where all significant inputs are observable.
•Level 3 – valuation technique with significant unobservable inputs. These are financial instruments valued using valuation techniques where one or more significant inputs are unobservable.

Financial instruments carried at fair value and bases of valuation
	2020				2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	167,980	61,511	2,499	231,990	186,653	62,639	4,979	254,271
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	19,711	14,365	11,477	45,553	18,626	15,525	9,476	43,627
Derivatives	2,602	302,454	2,670	307,726	1,728	239,131	2,136	242,995
Financial investments	303,654	94,746	3,654	402,054	261,341	93,018	3,218	357,577
Liabilities
Trading liabilities	53,290	21,814	162	75,266	66,925	16,192	53	83,170
Financial liabilities designated at fair value	1,267	150,866	5,306	157,439	9,549	149,901	5,016	164,466
Derivatives	1,788	297,025	4,188	303,001	1,331	235,864	2,302	239,497
Balances from 2019 have been re-presented to disclose a consistent application of the levelling methodology, primarily for private debt and equity and real estate investments during the period. This resulted in $15.1bn and $2.9bn moving into Levels 2 and 3, respectively, from Level 1. The change has impacted the disclosure for ‘Financial investments’ and ‘Financial assets designated and otherwise mandatorily measured at fair value’.

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2020
Transfers from Level 1 to Level 2	4,514	3,891	245	—	155	7,414	—
Transfers from Level 2 to Level 1	7,764	5,517	328	1	433	—	—
At 31 Dec 2019
Transfers from Level 1 to Level 2	7,965	3,304	—	24	278	—	—
Transfers from Level 2 to Level 1	4,184	2,726	673	111	220	—	117
Balances from 2019 have been re-presented to disclose a consistent application of the levelling methodology.
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Fair value adjustments
We adopt the use of fair value adjustments when we take into consideration additional factors not incorporated within the valuation model that would otherwise be considered by a market participant. We classify fair value adjustments as either ‘risk-related’ or ‘model-related’. The majority of these adjustments relate to GBM. Movements in the level of fair value adjustments do not necessarily result in the recognition of profits or losses within the income statement. For example, as models are enhanced, fair value adjustments may no longer be required. Similarly, fair value adjustments will decrease when the related positions are unwound, but this may not result in profit or loss.

Global Banking and Markets fair value adjustments
	2020		2019
	GBM	Corporate Centre	GBM	Corporate Centre
	$m	$m	$m	$m
Type of adjustment
Risk-related	1,170	28	1,118	47
– bid-offer	514	—	506	1
– uncertainty	106	1	115	1
– credit valuation adjustment	445	27	355	38
– debt valuation adjustment	(120)	—	(126)	—
– funding fair value adjustment	204	—	241	7
– other	21	—	27	—
Model-related	74	—	71	3
– model limitation	70	—	68	3
– other	4	—	3	—
Inception profit (Day 1 P&L reserves)	104	—	72	—
At 31 Dec	1,348	28	1,261	50
We reallocated our reporting of Markets Treasury and the funding costs of HSBC Holdings debt from Corporate Centre to the global businesses. Comparative data have been re-presented accordingly.
Fair value adjustment changes were mainly driven by an increase in inception profit (Day 1 P&L reserves), and an increase in credit valuation adjustment (‘CVA’) due to widening credit spreads and changes to derivative exposures caused by interest rates moves.
Bid-offer
IFRS 13 ‘Fair value measurement’ requires the use of the price within the bid-offer spread that is most representative of fair value. Valuation models will typically generate mid-market values. The bid-offer adjustment reflects the extent to which bid-offer costs would be incurred if substantially all residual net portfolio market risks were closed using available hedging instruments or by disposing of or unwinding the position.
Uncertainty
Certain model inputs may be less readily determinable from market data and/or the choice of model itself may be more subjective. In these circumstances, an adjustment may be necessary to reflect the likelihood that market participants would adopt more conservative values for uncertain parameters and/or model assumptions than those used in HSBC’s valuation model.
Credit and debt valuation adjustments
The credit valuation adjustment (‘CVA’) is an adjustment to the valuation of over-the-counter (‘OTC’) derivative contracts to reflect the possibility that the counterparty may default and that HSBC may not receive the full market value of the transactions.
The debt valuation adjustment (‘DVA’) is an adjustment to the valuation of OTC derivative contracts to reflect the possibility that HSBC may default, and that it may not pay the full market value of the transactions.
HSBC calculates a separate CVA and DVA for each legal entity, and for each counterparty to which the entity has exposure. With the exception of central clearing parties, all third-party counterparties are included in the CVA and DVA calculations, and these adjustments are not netted across Group entities.
HSBC calculates the CVA by applying the probability of default (‘PD’) of the counterparty, conditional on the non-default of HSBC, to HSBC’s expected positive exposure to the counterparty and multiplying the result by the loss expected in the event of default. Conversely, HSBC calculates the DVA by applying the PD of HSBC, conditional on the non-default of the counterparty, to the expected positive exposure of the counterparty to HSBC and multiplying the result by the loss expected in the event of default. Both calculations are performed over the life of the potential exposure.
For most products HSBC uses a simulation methodology, which incorporates a range of potential exposures over the life of the portfolio, to calculate the expected positive exposure to a counterparty. The simulation methodology includes credit mitigants, such as counterparty netting agreements and collateral agreements with the counterparty.
The methodologies do not, in general, account for ‘wrong-way risk’. Wrong-way risk is an adverse correlation between the counterparty’s probability of default and the mark-to-market value of the underlying transaction. The risk can either be general, perhaps related to the currency of the issuer country, or specific to the transaction concerned. When there is significant wrong-way risk, a trade-specific approach is applied to reflect this risk in the valuation.
Funding fair value adjustment
The funding fair value adjustment (‘FFVA’) is calculated by applying future market funding spreads to the expected future funding exposure of any uncollateralised component of the OTC derivative portfolio. The expected future funding exposure is calculated by a simulation methodology, where available, and is adjusted for events that may terminate the exposure, such as the default of HSBC or the counterparty. The FFVA and DVA are calculated independently.
Model limitation
Models used for portfolio valuation purposes may be based upon a simplified set of assumptions that do not capture all current and future material market characteristics. In these circumstances, model limitation adjustments are adopted.
Inception profit (Day 1 P&L reserves)
Inception profit adjustments are adopted when the fair value estimated by a valuation model is based on one or more significant unobservable inputs. The accounting for inception profit adjustments is discussed in Note 1.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	930	4	10,971	—	11,905	4	—	—	4
Asset-backed securities	1,286	523	25	—	1,834	—	—	—	—
Loans held for securitisation	—	—	—	—	—	—	—	—	—
Structured notes	—	—	—	—	—	29	5,301	—	5,330
Derivatives with monolines	—	—	—	68	68	—	—	—	—
Other derivatives	—	—	—	2,602	2,602	—	—	4,187	4,187
Other portfolios	1,438	1,972	481	—	3,891	129	5	1	135
At 31 Dec 2020	3,654	2,499	11,477	2,670	20,300	162	5,306	4,188	9,656

Private equity including strategic investments	716	4	8,831	—	9,551	4	—	—	4
Asset-backed securities	874	934	28	—	1,836	—	—	—	—
Loans held for securitisation	—	1	39	—	40	—	—	—	—
Structured notes	—	3	—	—	3	47	5,016	—	5,063
Derivatives with monolines	—	—	—	66	66	—	—	—	—
Other derivatives	—	—	—	2,070	2,070	—	—	2,302	2,302
Other portfolios	1,628	4,037	578	—	6,243	2	—	—	2
At 31 Dec 2019	3,218	4,979	9,476	2,136	19,809	53	5,016	2,302	7,371
Balances from 2019 have been re-presented to disclose a consistent application of the levelling methodology. This resulted in an increase of $2.9bn of assets in Level 3. ‘Other portfolios’ increased by $1.4bn and ‘Private equity including strategic investments’ increased by $1.5bn.
Level 3 instruments are present in both ongoing and legacy businesses. Loans held for securitisation, derivatives with monolines, certain ‘other derivatives’ and predominantly all Level 3 ABSs are legacy positions. HSBC has the capability to hold these positions.
Private equity including strategic investments
The fair value of a private equity investment (including strategic investments) is estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors; by reference to market valuations for similar entities quoted in an active market; the price at which similar companies have changed ownership; or from published net asset values (‘NAVs’) received. If necessary, adjustments are made to the NAV of funds to obtain the best estimate of fair value.
Asset-backed securities
While quoted market prices are generally used to determine the fair value of the asset-backed securities (‘ABSs’), valuation models are used to substantiate the reliability of the limited market data available and to identify whether any adjustments to quoted market prices are required. For certain ABSs, such as residential mortgage-backed securities, the valuation uses an industry standard model with assumptions relating to prepayment speeds, default rates and loss severity based on collateral type, and performance, as appropriate. The valuations output is benchmarked for consistency against observable data for securities of a similar nature.
Structured notes
The fair value of Level 3 structured notes is derived from the fair value of the underlying debt security, and the fair value of the embedded derivative is determined as described in the paragraph below on derivatives. These structured notes comprise principally equity-linked notes issued by HSBC, which provide the counterparty with a return linked to the performance of equity securities and other portfolios.
Examples of the unobservable parameters include long-dated equity volatilities and correlations between equity prices, and interest and foreign exchange rates.
Derivatives
OTC derivative valuation models calculate the present value of expected future cash flows, based upon ‘no arbitrage’ principles. For many vanilla derivative products, the modelling approaches used are standard across the industry. For more complex derivative products, there may be some differences in market practice. Inputs to valuation models are determined from observable market data wherever possible, including prices available from exchanges, dealers, brokers or providers of consensus pricing. Certain inputs may not be observable in the market directly, but can be determined from observable prices via model calibration procedures or estimated from historical data or other sources.
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020		3,218	4,979	9,476	2,136	53	5,016	2,302
Total gains/(losses) recognised in profit or loss		17	(6)	504	2,281	307	(59)	3,398
– net income/(losses) from financial instruments held for trading or managed on a fair value basis		—	(6)	—	2,281	307	—	3,398
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	504	—	—	(59)	—
– gains less losses from financial investments at fair value through other comprehensive income		17	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		—	—	—	—	—	—	—
Total gains recognised in other comprehensive income (‘OCI’)	1	394	115	286	143	17	204	169
– financial investments: fair value gains		270	—	—	—	—	—	—
– exchange differences		124	115	286	143	17	204	169
Purchases		671	687	3,701	—	66	—	—
New issuances		—	—	1	—	6	1,876	—
Sales		(674)	(1,579)	(2,042)	—	(260)	—	—
Settlements		(530)	(1,122)	(435)	(1,542)	(26)	(1,531)	(1,462)
Transfers out		(101)	(1,790)	(140)	(565)	(9)	(777)	(528)
Transfers in		659	1,215	126	217	8	577	309
At 31 Dec 2020		3,654	2,499	11,477	2,670	162	5,306	4,188
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020		—	(32)	412	707	1	(91)	(1,621)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis		—	(32)	—	707	1	—	(1,621)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	412	—	—	(91)	—
– loan impairment recoveries and other credit risk provisions		—	—	—	—	—	—	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019		2,796	6,759	7,080	2,423	58	5,328	1,756
Total gains/(losses) recognised in profit or loss		6	(112)	587	278	(4)	195	930
– net income/(losses) from financial instruments held for trading or managed on a fair value basis		—	(112)	—	278	(4)	—	930
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	587	—	—	195	—
– gains less losses from financial investments at fair value through other comprehensive income		10	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	309	76	(4)	49	1	18	52
– financial investments: fair value gains		301	—	—	—	—	—	—
– exchange differences		8	76	(4)	49	1	18	52
Purchases		693	2,206	2,506	—	8	157	—
New issuances		—	154	—	—	6	1,601	—
Sales		(56)	(895)	(276)	—	(9)	(193)	—
Settlements		(329)	(2,107)	(434)	(100)	(7)	(1,048)	(162)
Transfers out		(488)	(1,558)	(23)	(710)	(9)	(1,079)	(473)
Transfers in		287	456	40	196	9	37	199
At 31 Dec 2019		3,218	4,979	9,476	2,136	53	5,016	2,302
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019		(4)	(22)	465	279	—	57	(407)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis		—	(22)	—	279	—	—	(407)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	465	—	—	57	—
– loan impairment recoveries and other credit risk provisions		(4)	—	—	—	—	—	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
Balances from 2019 have been re-presented to disclose a consistent application of the levelling methodology. The result of this is an increase of $2.9bn of assets in Level 3. ‘Financial investments’ increased by $1.2bn and ‘Private equity including strategic investments financial assets designated and otherwise mandatorily measured at fair value’ increased by $1.7bn.
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives

Sensitivity of fair values to reasonably possible alternative assumptions
		2020				2019
		Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
		Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities	1	229	(244)	—	—	255	(230)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss		644	(643)	—	—	618	(503)	—	—
Financial investments		35	(35)	110	(110)	48	(53)	81	(81)
At 31 Dec		908	(922)	110	(110)	921	(786)	81	(81)
1    ‘Derivatives, trading assets and trading liabilities’ are presented as one category to reflect the manner in which these instruments are risk-managed.
Balances from 2019 have been re-presented to disclose a consistent application of the levelling methodology. The result of this is an increase in ‘Financial investments reflected through OCI’ and ‘Financial asset designated and mandatorily measured at fair value reflected in profit or loss’ of $59m and $86m respectively.
The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval. Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data.
When the fair value of a financial instrument is affected by more than one unobservable assumption, the above table reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 31 December 2020.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value				2020		2019
	Assets	Liabilities	Valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments	11,905	4	See below	See below
Asset-backed securities	1,834	—
– collateralised loan/debt obligation	59	—	Market proxy	Prepayment rate	0%	9%	0%	9%
			Market proxy	Bid quotes	0	100	0	100
– other ABSs	1,775	—	Market proxy	Bid quotes	0	101	0	101
Loans held for securitisation	—	—
Structured notes	—	5,330
– equity-linked notes	—	4,069	Model – Option model	Equity volatility	6%	115%	5%	90%
			Model – Option model	Equity correlation	(4)%	88%	9%	93%
– FX-linked notes	—	608	Model – Option model	FX volatility	0%	36%	1%	23%
– other	—	653
Derivatives with monolines	68	—	Model – Discounted cash flow	Credit spread	2%	2%	0%	2%
Other derivatives	2,602	4,187
– interest rate derivatives	1,300	1,414
securitisation swaps	285	707	Model – Discounted cash flow	Prepayment rate	6%	6%	6%	7%
long-dated swaptions	529	370	Model – Option model	IR volatility	6%	28%	8%	22%
other	486	337
– FX derivatives	468	466
FX options	152	194	Model – Option model	FX volatility	0%	43%	1%	25%
other	316	272
– equity derivatives	754	2,244
long-dated single stock options	583	1,091	Model – Option model	Equity volatility	0%	120%	0%	89%
other	171	1,153
– credit derivatives	80	63
other	80	63
Other portfolios	3,891	135
– structured certificates	—	—	Model – Discounted cash flow	Credit volatility	—	—	4%	4%
– repurchase agreements	872	128	Model – Discounted cash flow	IR curve	0%	5%	1%	8%
– other[1]	3,019	7
At 31 Dec 2020	20,300	9,656
1    ‘Other’ includes a range of smaller asset holdings.
Private equity including strategic investments
Given the bespoke nature of the analysis in respect of each private equity holding, it is not practical to quote a range of key unobservable inputs.
Prepayment rates
Prepayment rates are a measure of the anticipated future speed at which a loan portfolio will be repaid in advance of the due date. They vary according to the nature of the loan portfolio and expectations of future market conditions, and may be estimated using a variety of evidence, such as prepayment rates implied from proxy observable security prices, current or historical prepayment rates and macroeconomic modelling.
Market proxy
Market proxy pricing may be used for an instrument when specific market pricing is not available but there is evidence from instruments with common characteristics. In some cases it might be possible to identify a specific proxy, but more generally evidence across a wider range of instruments will be used to understand the factors that influence current market pricing and the manner of that influence.
Volatility
Volatility is a measure of the anticipated future variability of a market price. It varies by underlying reference market price, and by strike and maturity of the option. Certain volatilities, typically those of a longer-dated nature, are unobservable and are estimated from observable data. The range of unobservable volatilities reflects the wide variation in volatility inputs by reference market price. The core range is significantly narrower than the full range because these examples with extreme volatilities occur relatively rarely within the HSBC portfolio.
Correlation
Correlation is a measure of the inter-relationship between two market prices and is expressed as a number between minus one and one. It is used to value more complex instruments where the payout is dependent upon more than one market price. There is a wide range of instruments for which correlation is an input, and consequently a wide range of both same-asset correlations and cross-asset correlations is used. In general, the range of same-asset correlations will be narrower than the range of cross-asset correlations.
Unobservable correlations may be estimated based upon a range of evidence, including consensus pricing services, HSBC trade prices, proxy correlations and examination of historical price relationships. The range of unobservable correlations quoted in the table reflects the wide variation in correlation inputs by market price pair.
Credit spread
Credit spread is the premium over a benchmark interest rate required by the market to accept lower credit quality. In a discounted cash flow model, the credit spread increases the discount factors applied to future cash flows, thereby reducing the value of an asset. Credit spreads may be implied from market prices and may not be observable in more illiquid markets.
Inter-relationships between key unobservable inputs
Key unobservable inputs to Level 3 financial instruments may not be independent of each other. As described above, market variables may be correlated. This correlation typically reflects the manner in which different markets tend to react to macroeconomic or other events. Furthermore, the effect of changing market variables on the HSBC portfolio will depend on HSBC’s net risk position in respect of each variable.
HSBC Holdings

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2020	2019
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	4,698	2,002
– designated and otherwise mandatorily measured at fair value through profit or loss	65,253	61,964
Liabilities at 31 Dec
– designated at fair value	25,664	30,303
– derivatives	3,060	2,021

13	Fair values of financial instruments not carried at fair value

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2020
Assets
Loans and advances to banks	81,616	—	80,457	1,339	81,796
Loans and advances to customers	1,037,987	—	9,888	1,025,573	1,035,461
Reverse repurchase agreements – non-trading	230,628	—	230,330	272	230,602
Financial investments – at amortised cost	88,639	28,722	67,572	507	96,801
Liabilities
Deposits by banks	82,080	—	81,996	—	81,996
Customer accounts	1,642,780	—	1,642,988	143	1,643,131
Repurchase agreements – non-trading	111,901	3	111,898	—	111,901
Debt securities in issue	95,492	—	96,371	657	97,028
Subordinated liabilities	21,951	—	28,552	—	28,552

At 31 Dec 2019
Assets
Loans and advances to banks	69,203	—	68,508	739	69,247
Loans and advances to customers	1,036,743	—	10,365	1,027,178	1,037,543
Reverse repurchase agreements – non-trading	240,862	16	240,199	691	240,906
Financial investments – at amortised cost	85,735	26,202	62,572	287	89,061
Liabilities
Deposits by banks	59,022	—	58,951	—	58,951
Customer accounts	1,439,115	—	1,439,362	150	1,439,512
Repurchase agreements – non-trading	140,344	—	140,344	—	140,344
Debt securities in issue	104,555	—	104,936	—	104,936
Subordinated liabilities	24,600	—	28,861	385	29,246
Other financial instruments not carried at fair value are typically short term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value. They include cash and balances at central banks, items in the course of collection from and transmission to other banks, Hong Kong Government certificates of indebtedness and Hong Kong currency notes in circulation, all of which are measured at amortised cost.
Valuation
Fair value is an estimate of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It does not reflect the economic benefits and costs that HSBC expects to flow from an instrument’s cash flow over its expected future life. Our valuation methodologies and assumptions in determining fair values for which no observable market prices are available may differ from those of other companies.
Loans and advances to banks and customers
To determine the fair value of loans and advances to banks and customers, loans are segregated, as far as possible, into portfolios of similar characteristics. Fair values are based on observable market transactions, when available. When they are unavailable, fair values are estimated using valuation models incorporating a range of input assumptions. These assumptions may include: value estimates from third-party brokers reflecting over-the-counter trading activity; forward-looking discounted cash flow models, taking account of expected customer prepayment rates, using assumptions that HSBC believes are consistent with those that would be used by market participants in valuing such loans; new business rates estimates for similar loans; and trading inputs from other market participants including observed primary and secondary trades. From time to time, we may engage a third-party valuation specialist to measure the fair value of a pool of loans.
The fair value of loans reflects expected credit losses at the balance sheet date and estimates of market participants’ expectations of credit losses over the life of the loans, and the fair value effect of repricing between origination and the balance sheet date. For credit-impaired loans, fair value is estimated by discounting the future cash flows over the time period they are expected to be recovered.
Financial investments
The fair values of listed financial investments are determined using bid market prices. The fair values of unlisted financial investments are determined using valuation techniques that incorporate the prices and future earnings streams of equivalent quoted securities.
Deposits by banks and customer accounts
The fair values of on-demand deposits are approximated by their carrying value. For deposits with longer-term maturities, fair values are estimated using discounted cash flows, applying current rates offered for deposits of similar remaining maturities.
Debt securities in issue and subordinated liabilities
Fair values in debt securities in issue and subordinated liabilities are determined using quoted market prices at the balance sheet date where available, or by reference to quoted market prices for similar instruments.
Repurchase and reverse repurchase agreements – non-trading
Fair values of repurchase and reverse repurchase agreements that are held on a non-trading basis provide approximate carrying amounts. This is due to the fact that balances are generally short dated.
HSBC Holdings
The methods used by HSBC Holdings to determine fair values of financial instruments for the purposes of measurement and disclosure are described above.

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2020		2019
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	10,443	10,702	10,218	10,504
Financial investments – at amortised cost	17,485	17,521	16,106	16,121
Liabilities at 31 Dec
Amounts owed to HSBC undertakings	330	330	464	464
Debt securities in issue	64,029	67,706	56,844	59,140
Subordinated liabilities	17,916	22,431	18,361	22,536
1    Fair values (other than Level 1 financial investments) were determined using valuation techniques with observable inputs (Level 2).